Significant Contracts - University of Mississippi (Detail Textuals) - USD ($)		1 Months Ended
	Jan. 10, 2017	Jul. 31, 2018	Mar. 31, 2020	Dec. 31, 2019
University Of Mississippi Agreements [Line Items]
Annual maintenance fee payable			$ 75,000	$ 75,000
UM 5050 pro-drug agreements | University of Mississippi | Intellectual Property
University Of Mississippi Agreements [Line Items]
Payment for upfront fees		$ 100,000
UM 8930 analogue agreements | University of Mississippi | Intellectual Property
University Of Mississippi Agreements [Line Items]
Payment for upfront fees		200,000
Annual fees for license agreement		$ 200,000
UM 5070 license agreement | University of Mississippi | Intellectual Property
University Of Mississippi Agreements [Line Items]
Term of agreement	1 year
Notice period for termination	60 days
Aggregate milestone payments if milestones achieved	$ 700,000
Um 5050 Pro-Drug And Um 8930 Analog Agreements | University of Mississippi | Intellectual Property | Milestone 1
University Of Mississippi Agreements [Line Items]
Term of agreement		30 days
Aggregate milestone payments if milestones achieved		$ 100,000
Um 5050 Pro-Drug And Um 8930 Analog Agreements | University of Mississippi | Intellectual Property | Milestone 2
University Of Mississippi Agreements [Line Items]
Term of agreement		30 days
Aggregate milestone payments if milestones achieved		$ 200,000
Um 5050 Pro-Drug And Um 8930 Analog Agreements | University of Mississippi | Intellectual Property | Milestone 3
University Of Mississippi Agreements [Line Items]
Term of agreement		30 days
Aggregate milestone payments if milestones achieved		$ 400,000